Equity (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of reserves within equity [line items]
At the beginning of the year		$ (1,344,022)	$ 248,677
Remeasurement of defined benefit obligations net for income tax		18	(307)		$ 334
At the end of the year		(1,344,008)	(1,344,022)		248,677
Other Reserves
Disclosure of reserves within equity [line items]
At the beginning of the year		(1,344,022)	248,677		1,178,534
Distribution in cash from AIA		0	(36,076)		(74,058)
Refund of contributions	[1]	0	0		(497,660)
Non-cash distribution from AIA	[2]	0	(49,960)	[1]	(298,764)	[1]
Cash contribution from AIA		0	496		0
Fair value adjustments	[3]	0	(1,506,867)	[1]	(59,719)
Remeasurement of defined benefit obligations net for income tax		14	(292)		344
At the end of the year		$ (1,344,008)	$ (1,344,022)		$ 248,677

[1]	This corresponds to reimbursement of previous contributions from the former shareholder.
[2]	This corresponds to distributions of dividends in kind from AIA to its former shareholder.
[3]	This corresponds to the fair value of the contribution in shares (see footnote 1 in note 24.a) above), as the subsidiaries contributed were retroactively combined in the combined financial statements as of December 31, 2016.